Consolidated Statements of Cash Flows - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2021
Operating activities
Net loss before tax for the year	$ (140,631)	$ (15,006,235)
Items not involving cash:
Accretion and depreciation	45	5,183
Depletion of royalties		163,817
Interest income		(63,588)
Share-based compensation		2,994,836
Change in fair value of short-term investments		168,431
Change in fair value of derivative liability		1,511,372
Unrealized foreign exchange loss		(29,218)
Net changes in non-cash working capital items:
Accounts receivables		(149,818)
Prepaids and other receivables	(16,330)	(1,484,992)
Accounts payable and accrued liabilities	73,820	23,326
Due to former parent company	83,096	(83,096)
Cash used in operating activities		(11,949,982)
Investing activities
Investment in royalties		(9,369,790)
Acquisition of Ely Gold Royalties Inc., net of cash acquired		(58,247,027)
Investment in exploration and evaluation assets		(20,000)
Long-term investments acquired		(1,586,600)
Purchase of equipment		(1,632)
Payment of lease obligations		(3,722)
Interest received		63,699
Cash used in investing activities		(69,165,072)
Financing activities
Proceeds from common shares issued to former parent company		50,000
Proceeds from private placement of common shares		2,848,750
underwriters’ fees and issuance costs		88,045,784
Proceeds from exercise of common share purchase warrants		39,005
Proceeds from common shares issued	1
Due to former parent company	37,538	(37,538)
Cash provided by financing activities	37,539	90,946,001
Effect of exchange rate changes on cash		36,994
Net increase in cash	37,539	9,867,941
Beginning of year		37,539
End of year	$ 37,539	$ 9,905,480